Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Consolidated Statements of Comprehensive Income
Net income	¥ 125,303	¥ 95,014	¥ 67,351
Other comprehensive income (loss)-net of taxes
Net unrealized gains on securities (Notes 3 and 14)	174,184	158,510	94,577
Net unrealized gains (losses) on derivative financial instruments (Notes 12 and 14)	(111)	(167)	8
Pension adjustments (Notes 11 and 14)	(7,688)	2,380	(11,677)
Foreign currency translation adjustments (Note 14)	60,758	45,845	55,468
Total other comprehensive income (loss)	227,143	206,568	138,376
Comprehensive income	352,446	301,582	205,727
Comprehensive income attributable to noncontrolling interests	(17,757)	(11,946)	(7,202)
Comprehensive income attributable to shareholders of Kyocera Corporation	¥ 334,689	¥ 289,636	¥ 198,525